united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number:	811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	516-390-5565

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1. Reports to Stockholders.

(a)

Spirit of America Income Fund

Class A Shares (SOAIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.15%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Spirit of America Income Fund - Class A Shares	Bloomberg U.S. Aggregate Bond Index
12/31/08	$9,524	$10,000
06/30/09	$10,188	$10,190
06/30/10	$12,011	$11,158
06/30/11	$12,910	$11,593
06/30/12	$14,841	$12,460
06/30/13	$15,242	$12,374
06/30/14	$16,340	$12,915
06/30/15	$16,934	$13,155
06/30/16	$18,407	$13,945
06/30/17	$18,622	$13,901
06/30/18	$19,186	$13,846
06/30/19	$20,636	$14,935
06/30/20	$21,123	$16,240
06/30/21	$23,280	$16,186
06/30/22	$21,254	$14,520
06/30/23	$21,316	$14,384
06/30/24	$22,517	$14,763

Fund Statistics

  Net Assets$66,008,372
  Number of Portfolio Holdings157
  Advisory Fee (net of waivers)$168,208
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	5.64%	1.76%	3.26%
With Load	0.58%	0.78%	2.76%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Other Sectors
32.6%
Tobacco
7.9%
Life Insurance
7.5%
Local Authority
6.5%
Miscellaneous Tax
6.3%
Electricity And Public Power
5.8%
School District
4.7%
Hospitals
4.6%
Midstream - Oil & Gas
4.3%
Other
4.0%
Higher Education
3.6%
Banks
3.5%
Integrated Electric Utilities
3.3%
City
3.0%
Econ & Indust Development
2.4%

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Income Fund - Class A Shares (SOAIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOAIX

Spirit of America Income Fund

Class C Shares (SACTX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.90%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Income Fund - Class C Shares	Bloomberg U.S. Aggregate Bond Index
03/15/16	$10,000	$10,000
06/30/16	$10,584	$10,343
06/30/17	$10,625	$10,310
06/30/18	$10,867	$10,269
06/30/19	$11,600	$11,077
06/30/20	$11,776	$12,045
06/30/21	$12,883	$12,005
06/30/22	$11,675	$10,770
06/30/23	$11,621	$10,669
06/30/24	$12,186	$10,949

Fund Statistics

  Net Assets$66,008,372
  Number of Portfolio Holdings157
  Advisory Fee (net of waivers)$168,208
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	4.86%	0.99%	2.41%
With Load	3.87%	0.99%	2.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Income Fund - Class C Shares (SACTX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SACTX

Spirit of America Income Fund

Institutional Shares (SOITX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.91%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
05/01/20	$10,000	$10,000
06/30/20	$10,289	$10,122
06/30/21	$11,364	$10,088
06/30/22	$10,405	$9,050
06/30/23	$10,452	$8,965
06/30/24	$11,067	$9,201

Fund Statistics

  Net Assets$66,008,372
  Number of Portfolio Holdings157
  Advisory Fee (net of waivers)$168,208
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares
Without Load	5.88%	2.46%
With Load	5.88%	2.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 1.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Econ & Indust Development	2.4%
City	3.0%
Integrated Electric Utilities	3.3%
Banks	3.5%
Higher Education	3.6%
Other	4.0%
Midstream - Oil & Gas	4.3%
Hospitals	4.6%
School District	4.7%
Electricity And Public Power	5.8%
Miscellaneous Tax	6.3%
Local Authority	6.5%
Life Insurance	7.5%
Tobacco	7.9%
Other Sectors	32.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Income Fund - Institutional Shares (SOITX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOITX

Spirit of America Large Cap Value Fund

Class A Shares (SOAVX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.51%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Spirit of America Large Cap Value Fund - Class A Shares	S&P 500® Index
06/30/14	$9,473	$10,000
06/30/15	$9,909	$10,742
06/30/16	$9,836	$11,171
06/30/17	$11,293	$13,170
06/30/18	$12,522	$15,064
06/30/19	$13,566	$16,633
06/30/20	$14,294	$17,881
06/30/21	$19,835	$25,175
06/30/22	$17,686	$22,503
06/30/23	$21,389	$26,912
06/30/24	$28,863	$33,521

Fund Statistics

  Net Assets$187,488,991
  Number of Portfolio Holdings167
  Advisory Fee $822,948
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	34.94%	16.30%	11.79%
With Load	27.86%	15.05%	11.18%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
39.9%
Health Care
9.5%
Energy
8.8%
Industrials
8.2%
Consumer Staples
7.9%
Financials
7.4%
Consumer Discretionary
7.0%
Communications
7.0%
Utilities
2.2%
Real Estate Investment Trusts (REITs)
1.4%
Materials
1.3%
Money Market Funds
0.2%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Large Cap Value Fund - Class A Shares (SOAVX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOAVX

Spirit of America Large Cap Value Fund

Class C Shares (SACVX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$110	2.21%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Large Cap Value Fund - Class C Shares	S&P 500® Index
03/15/16	$10,000	$10,000
06/30/16	$10,393	$10,474
06/30/17	$11,838	$12,348
06/30/18	$13,038	$14,123
06/30/19	$14,023	$15,595
06/30/20	$14,678	$16,765
06/30/21	$20,221	$23,604
06/30/22	$17,903	$21,099
06/30/23	$21,503	$25,233
06/30/24	$28,805	$31,429

Fund Statistics

  Net Assets$187,488,991
  Number of Portfolio Holdings167
  Advisory Fee $822,948
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	33.96%	15.49%	13.61%
With Load	32.96%	15.49%	13.61%
S&P 500® Index	24.56%	15.05%	14.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Large Cap Value Fund - Class C Shares (SACVX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SACVX

Spirit of America Large Cap Value Fund

Institutional Shares (SOIVX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.21%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Large Cap Value Fund - Institutional Shares	S&P 500® Index
05/01/20	$10,000	$10,000
06/30/20	$11,017	$10,992
06/30/21	$15,332	$15,476
06/30/22	$13,708	$13,833
06/30/23	$16,635	$16,543
06/30/24	$22,505	$20,606

Fund Statistics

  Net Assets$187,488,991
  Number of Portfolio Holdings167
  Advisory Fee $822,948
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Large Cap Value Fund - Institutional Shares	35.29%	21.50%
S&P 500® Index	24.56%	18.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.2%
Materials	1.3%
Real Estate Investment Trusts (REITs)	1.4%
Utilities	2.2%
Communications	7.0%
Consumer Discretionary	7.0%
Financials	7.4%
Consumer Staples	7.9%
Industrials	8.2%
Energy	8.8%
Health Care	9.5%
Technology	39.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Large Cap Value Fund - Institutional Shares (SOIVX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares (SOAMX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.92%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Spirit of America Municipal Tax Free Bond Fund - Class A Shares	Bloomberg Municipal Bond Index
06/30/14	$9,526	$10,000
06/30/15	$9,809	$10,300
06/30/16	$10,685	$11,088
06/30/17	$10,544	$11,034
06/30/18	$10,714	$11,207
06/30/19	$11,205	$11,958
06/30/20	$11,557	$12,490
06/30/21	$11,868	$13,011
06/30/22	$10,892	$11,895
06/30/23	$11,105	$12,274
06/30/24	$11,339	$12,669

Fund Statistics

  Net Assets$33,025,896
  Number of Portfolio Holdings146
  Advisory Fee (net of waivers)$35,886
  Portfolio Turnover4%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	2.11%	0.24%	1.76%
With Load	- 2.77%	- 0.73%	1.26%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
16.4%
Lease
15.9%
Transportation
14.8%
Housing
13.7%
Education
12.8%
Special Tax
7.1%
Local
5.9%
Health Care
5.5%
State
4.5%
Money Market Funds
1.7%
Idr & Pcr
0.8%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Municipal Tax Free Bond Fund - Class A Shares (SOAMX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOAMX

Spirit of America Municipal Tax Free Bond Fund

Class C Shares (SACFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.77%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Municipal Tax Free Bond Fund - Class C Shares	Bloomberg Municipal Bond Index
03/15/16	$10,000	$10,000
06/30/16	$10,380	$10,333
06/30/17	$10,133	$10,283
06/30/18	$10,208	$10,444
06/30/19	$10,587	$11,144
06/30/20	$10,828	$11,640
06/30/21	$11,027	$12,125
06/30/22	$10,033	$11,085
06/30/23	$10,142	$11,438
06/30/24	$10,257	$11,806

Fund Statistics

  Net Assets$33,025,896
  Number of Portfolio Holdings146
  Advisory Fee (net of waivers)$35,886
  Portfolio Turnover4%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	1.13%	- 0.63%	0.31%
With Load	0.14%	- 0.63%	0.31%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Municipal Tax Free Bond Fund - Class C Shares (SACFX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SACFX

Spirit of America Municipal Tax Free Bond Fund

Institutional Shares (SOIMX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.77%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	Bloomberg Municipal Bond Index
05/01/20	$10,000	$10,000
06/30/20	$10,229	$10,368
06/30/21	$10,521	$10,800
06/30/22	$9,669	$9,875
06/30/23	$9,884	$10,189
06/30/24	$10,096	$10,517

Fund Statistics

  Net Assets$33,025,896
  Number of Portfolio Holdings146
  Advisory Fee (net of waivers)$35,886
  Portfolio Turnover4%

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	2.15%	0.23%
Bloomberg Municipal Bond Index	3.21%	1.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Idr & Pcr	0.8%
Money Market Funds	1.7%
State	4.5%
Health Care	5.5%
Local	5.9%
Special Tax	7.1%
Education	12.8%
Housing	13.7%
Transportation	14.8%
Lease	15.9%
Utilities	16.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares (SOIMX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOIMX

Spirit of America Real Estate Income and Growth Fund

Class A Shares (SOAAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.61%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Spirit of America Real Estate Income and Growth Fund - Class A Shares	S&P 500® Index	MSCI US REIT Index
06/30/14	$9,473	$10,000	$10,001
06/30/15	$9,827	$10,742	$10,394
06/30/16	$11,060	$11,171	$12,899
06/30/17	$11,140	$13,170	$12,664
06/30/18	$11,562	$15,064	$13,116
06/30/19	$12,782	$16,633	$14,567
06/30/20	$11,846	$17,881	$12,693
06/30/21	$15,216	$25,175	$17,522
06/30/22	$14,000	$22,503	$16,399
06/30/23	$13,713	$26,912	$16,384
06/30/24	$14,401	$33,521	$17,629

Fund Statistics

  Net Assets$69,092,094
  Number of Portfolio Holdings104
  Advisory Fee $343,626
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	5.02%	2.41%	4.28%
With Load	- 0.49%	1.31%	3.71%
S&P 500® Index	24.56%	15.05%	12.86%
MSCI US REIT Index	7.59%	3.89%	5.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
95.7%
Energy
1.3%
Consumer Discretionary
1.1%
Money Market Funds
0.7%
Communications
0.5%
Industrials
0.2%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Real Estate Income and Growth Fund - Class A Shares (SOAAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOAAX

Spirit of America Real Estate Income and Growth Fund

Class C Shares (SACRX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$115	2.32%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Real Estate Income and Growth Fund - Class C Shares	S&P 500® Index	MSCI US REIT Index
03/15/16	$10,000	$10,000	$10,000
06/30/16	$10,904	$10,474	$11,145
06/30/17	$10,900	$12,348	$10,942
06/30/18	$11,230	$14,123	$11,332
06/30/19	$12,325	$15,595	$12,586
06/30/20	$11,349	$16,765	$10,967
06/30/21	$14,471	$23,604	$15,140
06/30/22	$13,222	$21,099	$14,169
06/30/23	$12,869	$25,233	$14,156
06/30/24	$13,424	$31,429	$15,232

Fund Statistics

  Net Assets$69,092,094
  Number of Portfolio Holdings104
  Advisory Fee $343,626
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	4.31%	1.72%	3.61%
With Load	3.36%	1.72%	3.61%
S&P 500® Index	24.56%	15.05%	14.81%
MSCI US REIT Index	7.59%	3.89%	5.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Real Estate Income and Growth Fund - Class C Shares (SACRX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SACRX

Spirit of America Real Estate Income and Growth Fund

Institutional Shares (SOIAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.31%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Real Estate Income and Growth Fund - Institutional Shares	S&P 500® Index	MSCI US REIT Index
05/01/20	$10,000	$10,000	$10,000
06/30/20	$10,486	$10,992	$10,700
06/30/21	$13,515	$15,476	$14,772
06/30/22	$12,473	$13,833	$13,824
06/30/23	$12,252	$16,543	$13,812
06/30/24	$12,907	$20,606	$14,862

Fund Statistics

  Net Assets$69,092,094
  Number of Portfolio Holdings104
  Advisory Fee $343,626
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	5.35%	6.32%
S&P 500® Index	24.56%	18.96%
MSCI US REIT Index	7.59%	9.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Industrials	0.2%
Communications	0.5%
Money Market Funds	0.7%
Consumer Discretionary	1.1%
Energy	1.3%
Real Estate	95.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Real Estate Income and Growth Fund - Institutional Shares (SOIAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOIAX

Spirit of America Utilities Fund

Class A Shares (SOAUX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2024 through June 30, 2024.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$77	1.54%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

Fund Statistics

  Net Assets$16,907,249
  Number of Portfolio Holdings44
  Advisory Fee (net of waivers)$32,900
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Utilities Fund - Class A Shares (SOAUX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOAUX

TSR-SAR 063024-SOAUX

Spirit of America Utilities Fund

Class C Shares (SOCUX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$114	2.29%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Utilities Fund - Class C Shares	S&P 500® Index	S&P 500 Utilities Sector Index
01/31/23	$10,000	$10,000	$10,000
06/30/23	$9,676	$10,998	$9,624
06/30/24	$10,272	$13,699	$10,376

Fund Statistics

  Net Assets$16,907,249
  Number of Portfolio Holdings44
  Advisory Fee (net of waivers)$32,900
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class C Shares
Without Load	6.16%	1.92%
With Load	5.18%	1.92%
S&P 500® Index	24.56%	24.99%
S&P 500 Utilities Sector Index	7.82%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
96.9%
Money Market Funds
3.2%
Energy
0.6%
Industrials
0.6%
Liabilities in Excess of Other Assets
-1.3%

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Utilities Fund - Class C Shares (SOCUX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOCUX

Spirit of America Utilities Fund

Institutional Shares (SOIUX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Utilities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	1.28%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Utilities Fund - Institutional Shares	S&P 500® Index	S&P 500 Utilities Sector Index
01/31/23	$10,000	$10,000	$10,000
06/30/23	$9,715	$10,998	$9,624
06/30/24	$10,419	$13,699	$10,376

Fund Statistics

  Net Assets$16,907,249
  Number of Portfolio Holdings44
  Advisory Fee (net of waivers)$32,900
  Portfolio Turnover0%

Average Annual Total Returns

	1 Year	Since Inception (1/31/2023)
Spirit of America Utilities Fund - Institutional Shares	7.24%	2.95%
S&P 500® Index	24.56%	24.99%
S&P 500 Utilities Sector Index	7.82%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Industrials	0.6%
Energy	0.6%
Money Market Funds	3.2%
Utilities	96.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Spirit of America Utilities Fund - Institutional Shares (SOIUX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.funddocs.filepoint.com/soa/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SOIUX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS
June 30, 2024

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Utilities Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Common Stocks 96.09%

Communications 0.48%
DigitalBridge Group, Inc.	24,000	$328,800

Consumer Discretionary 1.13%
Amazon.com, Inc.(a)	3,300	637,725
D.R. Horton, Inc.	1,000	140,930
		778,655
Data Center REITs 12.33%
Digital Realty Trust, Inc.	25,381	3,859,181
Equinix, Inc.	6,160	4,660,656
		8,519,837
Energy 1.11%
Cheniere Energy Partners LP	1,613	79,215
Energy Transfer LP	20,000	324,400
Enterprise Products Partners LP	6,000	173,880
MPLX LP	4,500	191,655
		769,150
Gaming REITs 5.54%
Gaming and Leisure Properties, Inc.	29,385	1,328,496
VICI Properties, Inc.	87,297	2,500,186
		3,828,682
Health Care REITs 7.78%
CareTrust REIT, Inc.	5,000	125,500
Global Medical REIT, Inc.	15,000	136,200
Healthcare Realty Trust, Inc.	10,000	164,800
Healthpeak Properties, Inc.	18,869	369,832
Omega Healthcare Investors, Inc.	14,500	496,625
Ventas, Inc.	8,050	412,643
Welltower, Inc.	35,175	3,666,994
		5,372,594
Homebuilding 0.40%
Lennar Corp., Class A	925	138,630
Toll Brothers, Inc.	1,175	135,336
		273,966
Hotel REITs 2.61%
Apple Hospitality REIT, Inc.	35,710	519,223
Host Hotels & Resorts, Inc.	48,900	879,222
Park Hotels & Resorts, Inc.	9,250	138,565
Pebblebrook Hotel Trust	4,781	65,739
Summit Hotel Properties, Inc.	6,000	35,940
Sunstone Hotel Investors, Inc.	15,700	164,222
		1,802,911
Industrial REITs 12.53%
Americold Realty Trust	3,700	94,498
Plymouth Industrial REIT Inc.	1,500	32,070
Prologis, Inc.	32,801	3,683,880
Rexford Industrial Realty, Inc.	18,000	802,620
STAG Industrial, Inc.	45,950	1,656,957
Terreno Realty Corp.	40,400	2,390,872
		8,660,897

See accompanying notes which are an integral part of these financial statements.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Industrials 0.23%
Vertiv Holdings Co.	1,800	$155,826

Infrastructure REITs 0.84%
American Tower Corp., Class A	1,720	334,334
Crown Castle International Corp.	2,540	248,158
		582,492
Midstream - Oil & Gas 0.14%
Plains All American Pipeline LP	2,000	35,720
Plains GP Holdings LP, Class A(a)	3,000	56,460
		92,180
Mortgage Finance 0.32%
Blackstone Mortgage Trust, Inc., Class A	5,200	90,584
Starwood Property Trust, Inc.	7,000	132,580
		223,164
Multi Asset Class REITs 1.33%
Lexington Realty Trust	2,700	24,624
One Liberty Properties, Inc.	2,500	58,700
WP Carey, Inc.	15,200	836,760
		920,084
Office REITs 2.21%
Alexandria Real Estate Equities, Inc.	5,900	690,123
Boston Properties, Inc.	6,415	394,908
COPT Defense Properties	2,000	50,060
Cousins Properties, Inc.	6,500	150,475
Empire State Realty Trust, Inc., Class A	1,000	9,380
Hudson Pacific Properties, Inc.	11,000	52,910
Kilroy Realty Corp.	4,265	132,940
Net Lease Office Properties	1,872	46,097
		1,526,893
Residential REITs 21.60%
American Homes 4 Rent, Class A	35,300	1,311,748
AvalonBay Communities, Inc.	14,990	3,101,281
Camden Property Trust	9,400	1,025,634
Equity LifeStyle Properties, Inc.	21,550	1,403,552
Equity Residential	30,715	2,129,778
Essex Property Trust, Inc.	5,936	1,615,779
Invitation Homes, Inc.	5,000	179,450
Mid-America Apartment Communities, Inc.	7,272	1,037,060
Sun Communities, Inc.	10,700	1,287,638
UDR, Inc.	44,600	1,835,290
		14,927,210
Retail REITs 12.12%
Agree Realty Corp.	7,750	480,035
Brixmor Property Group, Inc.	41,475	957,658
Federal Realty Investment Trust	9,700	979,409
Four Corners Property Trust, Inc.	5,000	123,350
Getty Realty Corp.	1,000	26,660
Kimco Realty Corp.	25,569	497,573
National Retail Properties, Inc.	17,750	756,150
Realty Income Corp.	25,985	1,372,527
Regency Centers Corp.	13,400	833,480

See accompanying notes which are an integral part of these financial statements.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Retail REITs (cont.)
Simon Property Group, Inc.	13,500	$2,049,300
Tanger Factory Outlet Centers, Inc.	11,000	298,210
		8,374,352
Self-Storage REITs 8.44%
CubeSmart	19,450	878,556
Extra Space Storage, Inc.	15,280	2,374,665
Public Storage	8,975	2,581,659
		5,834,880
Specialty REITs 4.73%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	717	21,223
Iron Mountain, Inc.	35,750	3,203,915
Postal Realty Trust, Inc.	3,000	39,990
		3,265,128
Timber REITs 0.22%
Weyerhaeuser Co.	5,300	150,467

Total Common Stocks
(Cost $56,067,497)		66,388,168

Preferred Stocks 2.74%

Data Center REITs 0.13%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	86,600

Hotel REITs 1.21%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	83,460
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	49,925
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	78,360
Pebblebrook Hotel Trust, Series H, 6.38%	6,000	109,200
Sotherly Hotels, Inc., Series B, 8.00%	6,000	109,920
Sotherly Hotels, Inc., Series C, 7.88%	2,000	36,900
Summit Hotel Properties, Inc., Series F, 5.88%	10,000	200,100
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	87,240
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	80,480
		835,585
Mortgage Finance 0.06%
New York Mortgage Trust Inc., Series G, 7.00%	2,000	39,660

Multi Asset Class REITs 0.05%
Vornado Realty Trust, Series M, 5.25%	2,500	37,375

Office REITs 0.08%
Hudson Pacific Properties Inc., Series C, 4.75%	4,000	54,760

Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88%	2,000	44,760

See accompanying notes which are an integral part of these financial statements.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Retail REITs 0.26%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	$40,260
Federal Realty Investment Trust, Series C, 5.00%	6,500	136,955
		177,215
Self-Storage REITs 0.89%
Public Storage, Series I, 4.88%	1,917	41,676
Public Storage, Series K, 4.75%	4,000	84,920
Public Storage, Series L, 4.63%	2,000	40,780
Public Storage, Series M, 4.13%	1,167	21,706
Public Storage, Series N, 3.88%	4,000	68,680
Public Storage, Series P, 4.00%	2,000	35,900
Public Storage, Series Q, 3.95%	4,000	70,080
Public Storage, Series R, 4.00%	4,000	72,880
Public Storage, Series S, 4.10%	10,000	181,400
		618,022
Total Preferred Stocks
(Cost $2,516,326)		1,893,977

Money Market Funds 0.68%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.22%(b)	473,738	473,738

Total Money Market Funds
(Cost $473,738)		473,738

Total Investments — 99.51%
(Cost $59,057,561)		68,755,883
Other Assets in Excess of Liabilities — 0.49%		336,211
NET ASSETS — 100.00%		$69,092,094

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Common Stocks 100.03%

Communications 6.98%
Alphabet, Inc., Class A	44,400	$8,087,460
Alphabet, Inc., Class C	2,250	412,695
AT&T, Inc.	9,500	181,545
DigitalBridge Group, Inc.	11,000	150,700
Meta Platforms, Inc., A	725	365,559
Netflix, Inc.(a)	1,000	674,880
Verizon Communications, Inc.	28,540	1,176,990
Walt Disney Co. (The)	20,600	2,045,374
		13,095,203
Consumer Discretionary 6.99%
Amazon.com, Inc.(a)	25,250	4,879,563
Chipotle Mexican Grill, Inc.(a)	58,000	3,633,700
Home Depot, Inc. (The)	6,138	2,112,945
Lowe’s Companies, Inc.	3,400	749,564
Masco Corp.	8,500	566,695
McDonald’s Corp.	2,580	657,487
NIKE, Inc., Class B	700	52,759
Tesla, Inc.(a)	2,300	455,124
		13,107,837
Consumer Staples 7.93%
Altria Group, Inc.	12,650	576,208
Coca-Cola Co. (The)	7,600	483,740
Colgate-Palmolive Co.	1,500	145,560
Conagra Brands, Inc.	5,100	144,942
Constellation Brands, Inc., Class A	1,400	360,192
Costco Wholesale Corp.	6,781	5,763,782
Kroger Co. (The)	9,000	449,370
Lamb Weston Holdings, Inc.	1,800	151,344
PepsiCo, Inc.	2,400	395,832
Philip Morris International, Inc.	4,800	486,384
Procter & Gamble Co. (The)	7,265	1,198,144
Target Corp.	11,130	1,647,685
Wal-Mart Stores, Inc.	45,252	3,064,013
		14,867,196
Energy 8.81%
Antero Midstream Corp.	5,000	73,700
Baker Hughes Co.	6,750	237,397
Cheniere Energy, Inc.	9,650	1,687,109
Chevron Corp.	13,260	2,074,129
CNX Resources Corp.(a)	4,000	97,200
ConocoPhillips	5,300	606,214
Devon Energy Corp.	4,800	227,520
Diamondback Energy, Inc.	2,650	530,504
Enbridge, Inc.	2,000	71,180
EOG Resources, Inc.	4,400	553,828
Exxon Mobil Corp.	23,058	2,654,437
Halliburton Co.	2,500	84,450
Kinder Morgan, Inc.	7,750	153,993
Marathon Oil Corp.	500	14,335
Marathon Petroleum Corp.	1,150	199,502
Occidental Petroleum Corp.	6,500	409,695

See accompanying notes which are an integral part of these financial statements.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Energy (cont.)
ONEOK, Inc.	2,000	$163,100
Phillips 66	7,250	1,023,483
Targa Resources Corp.	5,600	721,168
Valero Energy Corp.	16,065	2,518,349
Williams Companies, Inc. (The)	57,000	2,422,500
		16,523,793
Financials 6.86%
American Express Co.	5,000	1,157,750
Bank of America Corp.	24,850	988,284
Berkshire Hathaway, Inc., Class B(a)	3,970	1,614,996
Blackstone Group, Inc. (The), Class A	11,550	1,429,890
Carlyle Group, Inc. (The)	6,050	242,908
Citigroup, Inc.	18,700	1,186,702
CME Group, Inc.	1,404	276,026
Coinbase Global, Inc., Class A(a)	150	33,335
Goldman Sachs Group, Inc. (The)	2,715	1,228,049
JPMorgan Chase & Co.	21,192	4,286,294
Morgan Stanley	3,000	291,570
Wells Fargo & Co.	2,000	118,780
		12,854,584
Health Care 9.52%
Abbott Laboratories	3,100	322,121
AbbVie, Inc.	24,357	4,177,713
Amgen, Inc.	500	156,225
Bristol-Myers Squibb Co.	15,650	649,944
Centene Corp.(a)	7,300	483,990
CVS Health Corp.	1,811	106,958
Edwards LifeSciences Corp.(a)	3,000	277,110
Eli Lilly & Co.	3,365	3,046,604
Humana, Inc.	1,350	504,427
McKesson Corp.	4,845	2,829,674
Medtronic PLC	7,069	556,401
Merck & Co., Inc.	18,350	2,271,730
Quest Diagnostics, Inc.	4,500	615,960
Thermo Fisher Scientific, Inc.	1,090	602,770
UnitedHealth Group, Inc.	2,350	1,196,761
Vertex Pharmaceuticals, Inc.(a)	100	46,872
		17,845,260
Industrials 8.21%
Boeing Co. (The)(a)	3,155	574,242
Caterpillar, Inc.	11,490	3,827,319
CSX Corp.	36,600	1,224,270
Cummins, Inc.	3,550	983,101
Deere & Co.	6,410	2,394,968
FedEx Corp.	1,800	539,712
Honeywell International, Inc.	8,900	1,900,506
ITT, Inc.	300	38,754
Johnson Controls International PLC	8,753	581,812
Lockheed Martin Corp.	650	303,615
Raytheon Technologies Corp.	2,100	210,819
United Parcel Service, Inc., Class B	2,550	348,967
Vertiv Holdings Co.	1,750	151,498

See accompanying notes which are an integral part of these financial statements.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Industrials (cont.)
Waste Connections, Inc.	13,175	$2,310,368
		15,389,951
Materials 1.29%
CF Industries Holdings, Inc.	8,200	607,784
Corteva, Inc.	7,233	390,148
Dow, Inc.	6,083	322,703
DuPont de Nemours, Inc.	6,500	523,185
New Linde PLC	1,300	570,453
		2,414,273
Real Estate Investment Trusts (REITs) 1.37%
Digital Realty Trust, Inc.	2,650	402,932
Equinix, Inc.	1,170	885,222
Mid-America Apartment Communities, Inc.	250	35,652
Prologis, Inc.	6,300	707,553
Sun Communities, Inc.	2,600	312,884
Terreno Realty Corp.	2,075	122,799
VICI Properties, Inc.	3,073	88,011
Weyerhaeuser Co.	500	14,195
		2,569,248
Technology 39.84%
Accenture PLC, Class A	3,725	1,130,202
Adobe, Inc.(a)	1,250	694,425
Advanced Micro Devices, Inc.(a)	6,900	1,119,249
Apple, Inc.	46,382	9,768,977
Applied Materials, Inc.	14,220	3,355,778
ARM Holdings PLC ADR(a)	200	32,724
Broadcom, Inc.	145	232,802
Cisco Systems, Inc.	16,750	795,792
Cognizant Technology Solutions Corp., Class A	4,600	312,800
Corning, Inc.	8,000	310,800
Crowdstrike Holdings, Inc., Class A(a)	2,150	823,858
Dell Technologies, Inc., Class C	1,624	223,966
Garmin Ltd.	1,000	162,920
HP, Inc.	500	17,510
International Business Machines Corp.	2,668	461,431
MasterCard, Inc., Class A	2,400	1,058,784
Microchip Technology, Inc.	6,450	590,175
Microsoft Corp.	19,499	8,715,078
NetApp, Inc.	2,600	334,880
NortonLifeLock, Inc.	24,700	617,006
NVIDIA Corp.	252,370	31,177,790
Oracle Corp.	26,875	3,794,750
Palo Alto Networks, Inc.(a)	2,450	830,574
Paychex, Inc.	3,850	456,456
QUALCOMM, Inc.	3,550	707,089
ServiceNow, Inc.(a)	1,080	849,604
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	300	52,143
Texas Instruments, Inc.	10,425	2,027,975
Visa, Inc., Class A	7,450	1,955,401
Workday, Inc., Class A(a)	7,380	1,649,873
Zscaler, Inc.(a)	2,250	432,428
		74,693,240

See accompanying notes which are an integral part of these financial statements.

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Utilities 2.23%
AES Corp.	7,000	$122,990
American Electric Power Company, Inc.	1,850	162,319
Constellation Energy Corp.	1,600	320,432
Dominion Energy, Inc.	11,500	563,500
Duke Energy Corp.	1,800	180,414
Edison International	2,600	186,706
NextEra Energy, Inc.	22,025	1,559,590
UGI Corp.	1,000	22,900
Vistra Energy Corp.	3,250	279,435
WEC Energy Group, Inc.	10,100	792,446
		4,190,732
Total Common Stocks
(Cost $78,719,120)		187,551,317

Preferred Stocks 0.53%

Financials 0.47%
Arch Capital Group Ltd., Series F, 5.45%	2,000	44,800
Arch Capital Group Ltd., Series G, 4.55%	2,000	38,500
Athene Holding Ltd., Series C, 6.38%	2,000	50,300
Bank of America Corp., Series GG, 6.00%	4,000	99,840
Bank of America Corp., Series HH, 5.88%	2,000	50,000
Bank of America Corp., Series LL, 5.00%	2,000	43,900
Bank of America Corp., Series SS, 4.75%	2,000	41,620
Charles Schwab Corp. (The), Series J, 4.45%	2,000	40,080
Globe Life, Inc., 4.25%	1,000	14,960
JPMorgan Chase & Co., Series EE, 6.00%	2,000	50,200
JPMorgan Chase & Co., Series JJ, 4.55%	2,000	41,380
JPMorgan Chase & Co., Series LL 4.63%	6,000	125,640
JPMorgan Chase & Co., Series MM, 4.20%	6,000	114,540
Northern Trust Corp., Series E, 4.70%	1,360	27,935
Prudential Financial, Inc., 5.63%	2,000	49,020
RenaissanceRE Holdings Ltd., Series G, 4.20%	150	2,643
U.S. Bancorp, Series O, 4.50%	2,000	39,440
		874,798
Utilities 0.06%
Brookfield Infrastructure Partners LP, 5.00%	2,000	34,780
DTE Energy Co., 4.38%	2,000	39,700
Entergy Louisiana LLC, 4.88%	2,000	43,360
		117,840
Total Preferred Stocks
(Cost $1,167,070)		992,638

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Money Market Funds 0.21%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.22%(b)	386,715	$386,715

Total Money Market Funds
(Cost $386,715)		386,715

Total Investments — 100.77%
(Cost $80,272,905)		188,930,670
Liabilities in Excess of Other Assets — (0.77)%		(1,441,679)
NET ASSETS — 100.00%		$187,488,991

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Municipal Bonds 97.38%

Arizona 1.57%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	$500,000	$517,887

California 5.98%
California Health Facilities Financing, Callable 11/15/2027 @ 100, 5.00%, 11/15/2056	250,000	257,673
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	623,392
Los Angeles Community College District, General Obligation Refunding Bonds Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	500,272
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	144,181
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds Series 2020 A, Callable 4/1/2028 @ 100, 4.00%, 10/1/2043	20,000	19,997
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	254,383
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	175,694
		1,975,592
Colorado 1.83%
City & County of Denver CO Pledged Excise Tax, Callable 8/1/2026 @ 100, 5.00%, 8/1/2044	100,000	101,507
City of Colorado Springs CO Utilities System, 5.00%, 11/15/2044	500,000	501,261
		602,768
Connecticut 4.15%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	235,690
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	234,440
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	24,256
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	254,981
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	100,022
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	521,044
		1,370,433
Delaware 0.69%
Delaware Transportation Authority, Callable 6/1/2025 @ 100, 5.00%, 6/1/2055	225,000	226,404

District of Columbia 2.39%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	315,000	316,363
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	256,134
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	153,937
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	65,000	63,205
		789,639
Florida 10.45%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	149,664

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	$1,000,000	$1,002,014
Florida Keys Aqueduct Authority, 5.00%, 9/1/2049	150,000	150,919
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, 5.00%, 10/1/2030	500,000	500,684
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	288,706
Miami-Dade County Expressway Authority, 5.00%, 7/1/2040	350,000	350,076
School Board of Miami-Dade County (The), Certificates of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,007,595
		3,449,658
Georgia 2.13%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	453,970
Municipal Electric Authority of Georgia, Callable 7/1/2025 @ 100, 5.00%, 7/1/2060	250,000	250,685
		704,655
Illinois 4.95%
Chicago Transit Authority Sales, Callable 12/1/2029 @ 100, 4.00%, 12/1/2055	250,000	236,055
City of Chicago IL Waterworks Revenue, 5.00%, 11/1/2044	500,000	500,883
City of Chicago IL Waterworks Revenue, Callable 11/1/2024 @ 100, 5.00%, 11/1/2039	150,000	150,261
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	85,000	81,860
Illinois State Toll Highway Authority, 5.00%, 1/1/2041	300,000	305,709
University of Illinois, 5.00%, 4/1/2044	250,000	250,240
University of Illinois, 5.00%, 4/1/2039	110,000	110,141
		1,635,149
Iowa 0.78%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	257,717

Louisiana 0.42%
City of Shreveport LA Water & Sewer Revenue, Callable 12/1/2028 @ 100, 4.00%, 12/1/2049	150,000	139,010

Maine 0.83%
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.60%, 11/15/2036	95,000	90,593
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	89,255
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.45%, 11/15/2032	45,000	42,241
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	50,842
		272,931
Massachusetts 6.33%
Commonwealth of Massachusetts, 5.00%, 6/1/2044	250,000	250,110
Massachusetts Bay Transportation Authority Sales, Callable 7/1/2025 @ 100, 5.00%, 7/1/2045	150,000	151,419
Massachusetts Development, 5.00%, 12/1/2046	250,000	253,814
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	514,736
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	244,369
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	189,495

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	$85,000	$77,784
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	40,000	39,156
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	5,000	5,002
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	101,911
Massachusetts State, 5.00%, 5/1/2047	250,000	262,765
		2,090,561
Michigan 3.02%
Michigan Finance Authority Revenue, Callable 11/1/2025 @ 100, 5.00%, 11/1/2044	250,000	252,750
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	491,071
Michigan State Building Authority, Callable 10/15/2026 @ 100, 5.00%, 10/15/2051	250,000	254,588
		998,409
Minnesota 1.74%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	572,919

Missouri 1.73%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	476,645
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital& Nursing Home Improvements, Revenue Bonds, (OID), 3.75%, 11/15/2039	100,000	94,374
		571,019
Nebraska 2.18%
Omaha Public Power District Nebraska City Station, Callable 2/1/2026 @ 100, 5.00%, 2/1/2049	125,000	126,988
University of Nebraska Facilities Corp. (The), 4.00%, 7/15/2062	630,000	592,930
		719,918
Nevada 2.86%
Las Vegas Convention & Visitors Authority, Callable 7/1/2028 @ 100, 4.00%, 7/1/2049	250,000	236,445
Nevada System of Higher Education, Certificates of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	708,318
		944,763
New Jersey 3.57%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	125,653
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	153,976
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,007
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	471,184
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	160,142
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	251,652
		1,177,614
New Mexico 0.76%
New Mexico Finance Authority, Callable 6/1/2025 @ 100, 5.25%, 6/1/2053	250,000	252,381

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

New York 15.68%
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	$250,000	$261,200
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	266,902
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	261,606
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	253,618
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	232,462
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	247,134
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	144,066
New York City Transitional Finance Authority, Callable 8/1/2024 @ 100, 5.00%, 8/1/2042	150,000	150,133
New York City Transitional Finance Authority, 5.00%, 8/1/2024	40,000	40,047
New York City Transitional Finance Authority, 5.00%, 8/1/2024	60,000	60,061
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	252,269
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	255,131
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	25,415
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	100,293
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	104,508
New York State Dormitory Authority, Callable 7/1/2030 @ 100, 4.00%, 7/1/2052	230,000	212,020
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), 3.25%, 4/1/2031	280,000	270,063
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	135,000	137,274
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,003
New York State Thruway Authority, Callable 1/1/2026 @ 100, 5.00%, 1/1/2046	250,000	252,307
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	99,848
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	30,000	31,785
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	261,947
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	262,810
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	102,531
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	254,361
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 5/15/2031 @ 100, 5.00%, 11/15/2051	60,000	63,856
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	314,701
TSASC, Inc./NY, Callable 6/1/2027 @ 100, 5.00%, 6/1/2041	250,000	254,329
		5,177,680

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

North Carolina 1.36%
North Carolina Turnpike Authority, Callable 1/1/2030 @ 100, 5.00%, 1/1/2049	$110,000	$115,006
North Carolina Turnpike Authority, Callable 1/1/2034 @ 100, 5.00%, 1/1/2058	125,000	132,203
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	101,084
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	101,220
		449,513
North Dakota 0.29%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	96,982

Oklahoma 0.30%
Grand River Dam Authority, 5.00%, 6/1/2039	100,000	100,063

Pennsylvania 8.22%
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 10/1/2052	450,000	460,636
Geisinger PA Authority Health System, 5.00%, 2/15/2045	145,000	147,361
Pennsylvania Higher Educational Facilities, Callable 8/15/2027 @ 100, 5.00%, 8/15/2047	250,000	253,772
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2037	100,000	86,671
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2042	100,000	82,090
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 5/1/2032	100,000	86,842
Pennsylvania Housing Finance Agency, Callable 4/1/2033 @ 100, 5.45%, 4/1/2051	150,000	157,398
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	92,431
Pennsylvania State Turnpike Authority, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	250,000	253,117
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	196,495
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	129,167
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	103,143
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	505,949
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005 A, 5.25%, 7/15/2028	150,000	161,219
		2,716,291
Rhode Island 0.80%
Rhode Island Housing & Mortgage Finance Corp., Callable 10/1/2032 @ 100, 5.45%, 10/1/2053	250,000	263,604

South Dakota 0.84%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	237,321
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	45,000	40,256
		277,577

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Tennessee 1.00%
City of Memphis, TN, 5.00%, 4/1/2044	$80,000	$80,042
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,276
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	50,516
		330,834
Texas 8.52%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	15,000	15,727
City of Austin TX Electric Utility Revenue, Callable 11/15/2025 @ 100, 5.00%, 11/15/2045	250,000	251,893
City of Houston TX Combined Utility System, Callable 11/15/2024 @ 100, 5.00%, 11/15/2044	250,000	250,639
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	257,541
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	481,570
Comal Independent School District, Unlimited Tax School Building Bonds, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	250,743
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	129,858
North Texas Tollway Authority, Callable 1/1/2028 @ 100, 5.00%, 1/1/2048	250,000	257,470
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), 4.00%, 9/15/2042	250,000	238,657
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	206,806
San Antonio Water System, Revenue Bonds Series 2020 A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	40,000	42,081
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	201,339
Texas State Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	35,000	36,429
White Oak, TX, Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	193,012
		2,813,765
Vermont 0.46%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 3.75%, 8/15/2037	155,000	151,165

Virginia 0.76%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	75,155
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-Refunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	176,558
		251,713
Washington 0.76%
Snohomish County Public Utility District No.1, 5.00%, 12/1/2045	250,000	252,234

Wisconsin 0.03%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	10,000	10,202

Total Municipal Bonds
(Cost $32,763,014)		32,161,050

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Money Market Funds 1.72%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.22%(a)	566,648	$566,648

Total Money Market Funds
(Cost $566,648)		566,648

Total Investments — 99.10%
(Cost $33,329,662)		32,727,698
Other Assets in Excess of Liabilities — 0.90%		298,198
NET ASSETS — 100.00%		$33,025,896

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Common Stocks 9.18%

Communications 0.47%
Verizon Communications, Inc.	7,500	$309,300

Consumer Staples 1.07%
Philip Morris International, Inc.	7,000	709,310

Energy 4.76%
Chevron Corp.	4,000	625,680
Enbridge, Inc.	20,000	711,800
Kinder Morgan, Inc.	30,000	596,100
TC Energy Corp.	15,000	568,500
Williams Companies, Inc. (The)	15,000	637,500
		3,139,580
Financials 0.31%
Blackstone Mortgage Trust, Inc., Class A	11,565	201,462

Health Care 0.91%
AbbVie, Inc.	3,500	600,320

Real Estate 1.51%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,000	207,200
Healthpeak Properties, Inc.	1,348	26,421
Realty Income Corp.	3,048	160,996
Simon Property Group, Inc.	4,000	607,200
		1,001,817
Utilities 0.15%
Duke Energy Corp.	1,000	100,230

Total Common Stocks
(Cost $4,905,888)		6,062,019

Preferred Stocks 17.74%

Financials 12.26%
Affiliated Managers Group, Inc., 4.20%	15,000	249,750
Affiliated Managers Group, Inc., 4.75%	10,000	188,600
Allstate Corp. (The), Series I, 4.75%	10,000	202,700
American Financial Group, Inc., 5.13%	15,000	312,300
American Financial Group, Inc., 5.63%	20,000	482,000
Athene Holding Ltd., Series C, 6.38%	10,000	251,500
Athene Holding Ltd., Series D, 4.88%	20,000	376,600
Bank of America Corp., Series HH, 5.88%	8,000	200,000
Bank of America Corp., Series LL, 5.00%	15,000	329,250
Bank of America Corp., Series PP, 4.13%	16,667	306,839
Bank of America Corp., Series QQ, 4.25%	10,000	186,300
Brighthouse Financial, Inc., Series C, 5.38%	20,000	386,400
Capital One Financial Corp., Series J, 4.80%	10,000	188,100
Capital One Financial Corp., Series K, 4.63%	18,500	350,205
CNO Financial Group, Inc., 5.13%	2,000	38,800

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Equitable Holdings, Inc., Series C, 4.30%	20,000	$361,400
Fulton Financial Corp., Series A, 5.13%	6,000	106,080
Huntington Bancshares, Inc., Series H, 4.50%	10,000	178,700
JPMorgan Chase & Co., Series EE, 6.00%	20,000	502,000
JPMorgan Chase & Co., Series GG, 4.75%	10,000	211,800
KeyCorp, Series G, 5.63%	15,000	298,650
MetLife, Inc., Series F, 4.75%	10,000	203,300
Northern Trust Corp., Series E, 4.70%	10,000	205,400
Prudential Financial, Inc., 5.63%	10,000	245,100
RenaissanceRE Holdings Ltd., Series G, 4.20%	850	14,977
Selective Insurance Group, Inc., Series B, 4.60%	1,000	18,150
State Street Corp., 5.35%	1,000	24,040
U.S. Bancorp, Series L, 3.75%	20,000	327,200
U.S. Bancorp, Series M, 4.00%	10,000	174,300
W.R. Berkley Corp., 5.10%	20,000	421,600
Washington Federal, Inc., Series A, 4.88%	10,000	146,600
Wells Fargo & Co., Series AA, 4.70%	10,000	203,100
Wells Fargo & Co., Series CC, 4.38%	10,000	192,600
Wells Fargo & Co., Series Z, 4.75%	10,000	204,100
		8,088,441
Real Estate 1.96%
Brookfield Property Partners LP, Series A, 5.75%	7,500	88,950
Diversified Healthcare Trust, 5.63%	26,660	338,315
Federal Realty Investment Trust, Series C, 5.00%	7,500	158,025
Public Storage, Series N, 3.88%	20,000	343,400
Public Storage, Series S, 4.10%	10,000	181,400
Vornado Realty Trust, 5.40%	12,298	187,176
		1,297,266
Technology 0.17%
Pitney Bowes, Inc., 6.70%	5,700	109,041

Utilities 3.35%
BIP Bermuda Holdings I Ltd., 5.13%	10,000	179,400
Brookfield Infrastructure Partners LP, 5.00%	10,000	173,900
Brookfield Infrastructure Partners LP, 5.13%	25,000	464,000
DTE Energy Co., Series G, 4.38%	15,000	289,800
Entergy Arkansas, Inc., 4.88%	10,000	216,600
Entergy Louisiana LLC, 4.88%	10,000	216,800
Entergy Mississippi, Inc., 4.90%	15,000	331,350
Southern Co., 4.95%	10,000	220,700
Southern Co., Series C, 4.20%	6,000	121,200
		2,213,750
Total Preferred Stocks
(Cost $14,977,969)		11,708,498

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 0.07%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	$16,967	$9,424
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	15,694	8,717
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	32,518	30,362

Total Collateralized Mortgage Obligations
(Cost $49,083)		48,503

Corporate Bonds 11.18%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	483,565
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	95,434
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	91,467
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)(b)	400,000	347,419
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	296,797
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	920,013
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	534,738
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	263,259
MetLife, Inc., 9.25%, 4/8/2038(b)	1,500,000	1,739,023
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,339,531
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,007,083
Valero Energy Corp., 8.75%, 6/15/2030	224,000	261,674

Total Corporate Bonds
(Cost $7,620,886)		7,380,003

Municipal Bonds 61.87%

Alabama 2.89%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	1,907,964

Arizona 0.61%
Arizona School Facilities Board, School Improvements, Certificates of Participation, 6.00%, 9/1/2027	225,000	230,148
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	171,328
		401,476
California 4.29%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	471,845
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	100,000	74,894
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	472,817
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	503,308
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	328,224
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM)(OID), 8.25%, 2/1/2026	500,000	512,012
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	250,000	223,458
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	242,066
		2,828,624

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Colorado 0.85%
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	$500,000	$561,378

Connecticut 0.45%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	280,000	296,102

Florida 4.40%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificates of Participation, 7.17%, 6/1/2026	455,000	464,004
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	296,846
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	506,765
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM)(OID), 7.50%, 4/1/2040	1,000,000	1,195,553
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	277,452
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	163,408
		2,904,028
Georgia 3.92%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	100,000	89,157
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,389,000	1,551,300
State of Georgia, Public Improvements, General Obligation Unlimited, 3.84%, 2/1/2032	1,000,000	941,789
		2,582,246
Hawaii 0.71%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	471,518

Idaho 0.26%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), 5.25%, 9/1/2024	170,000	169,894

Illinois 2.20%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	275,108
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,130,000	1,173,959
		1,449,067
Indiana 2.90%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 7/5/2024 @ 100, 3.95%, 7/5/2029	1,000,000	954,357
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2024 @ 100, 3.75%, 7/5/2028	1,000,000	955,774
		1,910,131
Kansas 0.56%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	500,000	370,705

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Louisiana 0.11%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding Bonds Series 2020 B, 2.44%, 2/1/2039	$100,000	$72,780

Massachusetts 0.56%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM)(OID), 6.25%, 1/1/2028	85,000	87,698
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	268,218
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,010
		370,926
Michigan 1.00%
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	500,000	500,359
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	151,118
St. Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,028
		656,505
Mississippi 1.05%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	693,002

Missouri 4.71%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,165,000	2,531,604
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	576,326
		3,107,930
Nebraska 0.30%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	200,803

Nevada 1.74%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	320,539
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	690,000	826,776
		1,147,315
New Jersey 0.61%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	403,965

New York 4.96%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	146,614
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	99,952
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	200,028
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	206,116
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	145,000	151,771
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	127,800

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	$85,000	$85,466
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	500,000	497,825
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	485,000	533,464
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	814,384
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	115,000	111,153
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	147,710
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	164,401
		3,286,684
North Carolina 0.36%
County of Cabarrus, NC, School Improvements, Revenue Bonds, 5.50%, 4/1/2026	235,000	235,687

Ohio 3.90%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	495,000	591,142
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	455,000	482,593
Cincinnati City School District, Refunding Bonds, Certificates of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	187,809
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,116,201
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,047
		2,577,792
Pennsylvania 4.63%
City of Reading, PA, Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	500,000	499,425
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	390,000	307,301
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	560,021
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	130,000	136,545
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	496,793
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,050,823
		3,050,908
Rhode Island 0.56%
Narragansett Bay Commission, Revenue Bonds Series 2020 A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	369,427

Texas 1.86%
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	952,277
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	279,864
		1,232,141

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Principal Amount	Market Value

Virgin Islands 2.73%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	$715,000	$729,408
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,070,145
		1,799,553
Virginia 6.83%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), Callable 6/1/2025 @ 100, 6.71%, 6/1/2046	5,325,000	4,508,406

Washington 1.92%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	253,056
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	224,100	229,616
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	534,725
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	251,359
		1,268,756
Total Municipal Bonds
(Cost $42,057,245)		40,835,713

Total Investments — 100.04%
(Cost $69,611,071)		66,034,736
Liabilities in Excess of Other Assets — (0.04)%		(26,364)
NET ASSETS — 100.00%		$66,008,372

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Common Stocks 97.29%

Energy 0.63%
Williams Companies, Inc. (The)	2,500	$106,250

Industrials 0.57%
Waste Management, Inc.	450	96,003

Utilities 96.09%
AES Corp.	20,000	351,400
Alliant Energy Corp.	4,250	216,325
Ameren Corp.	8,450	600,879
American Electric Power Company, Inc.	9,150	802,821
American Water Works Company, Inc.	1,350	174,366
Atmos Energy Corp.	3,050	355,782
Brookfield Renewable Corp., Class A	1,150	32,637
CenterPoint Energy, Inc.	15,500	480,190
Chesapeake Utilities Corp.	1,000	106,200
Clearway Energy, Inc., Class C	5,800	143,202
CMS Energy Corp.	10,450	622,088
Constellation Energy Corp.	4,050	811,093
Dominion Energy, Inc.	2,600	127,400
DTE Energy Co.	7,350	815,923
Duke Energy Corp.	7,400	741,702
Edison International	5,800	416,498
Entergy Corp.	7,750	829,250
Essential Utilities, Inc.	16,000	597,280
Evergy, Inc.	2,900	153,613
Eversource Energy	9,650	547,252
Exelon Corp.	12,700	439,547
FirstEnergy Corp.	12,700	486,029
IDACORP, Inc.	900	83,835
National Fuel Gas Co.	850	46,062
New Jersey Resources Corp.	500	21,370
NextEra Energy, Inc.	16,600	1,175,446
Nisource, Inc.	21,000	605,010
Northwest Natural Holdings Co.	1,900	68,609
NorthWestern Corp.	1,000	50,080
NRG Energy, Inc.	500	38,930
PNM Resources, Inc.	500	18,480
Portland General Electric Co.	3,800	164,312
PPL Corp.	23,750	656,688
Public Service Enterprise Group, Inc.	10,350	762,795
Sempra Energy	10,750	817,645
Southern Co.	3,250	252,103
Southwest Gas Corp.	2,400	168,912
Vistra Energy Corp.	6,400	550,272
WEC Energy Group, Inc.	6,650	521,759
Xcel Energy, Inc.	7,350	392,564
		16,246,349
Total Common Stocks
(Cost $15,882,629)		16,448,602

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2024 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 0.83%

Utilities 0.83%
Southern Co., 5.25%	6,000	$140,220

Total Preferred Stocks
(Cost $146,850)		140,220

Money Market Funds 3.20%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.22%(a)	541,453	541,453

Total Money Market Funds
(Cost $541,453)		541,453

Total Investments — 101.32%
(Cost $16,570,932)		17,130,275
Liabilities in Excess of Other Assets — (1.32)%		(223,026)
NET ASSETS — 100.00%		$16,907,249

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

25

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2024 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund		Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund

ASSETS
Investments in securities at fair value (cost $59,057,561, $80,272,905, $33,329,662, $69,611,071 and $16,570,932, respectively)	$68,755,883	$188,930,670		$32,727,698	$66,034,736	$17,130,275
Cash	1,013,286	1,250		—	—	—
Receivable for investments sold	147,059	61,968		—	—	—
Receivable for Fund shares sold	—	4,105		24	56,983	12,000
Dividends and interest receivable	266,542	70,672		383,233	860,128	29,764
Prepaid expenses	29,163	46,336		28,632	30,361	25,058
TOTAL ASSETS	70,211,933	189,115,001		33,139,587	66,982,208	17,197,097

LIABILITIES
Cash overdraft	—	—		—	—	1,618
Line of credit payable	—	—		—	741,968	—
Payable for Fund shares redeemed	27,784	258,654		48,906	29,538	—
Payable for distributions to shareholders	988,801	1,125,800		27,533	127,422	251,321
Payable for investment advisory fees	54,886	148,577		4,871	24,638	8,763
Payable for distribution (12b-1) fees	17,210	45,706		4,465	14,803	3,355
Payable for accounting and administration fees	3,921	9,727		2,857	4,309	2,263
Payable for Chief Compliance Officer fees	188	609		104	213	54
Payable for transfer agent fees	1,463	1,895		519	1,854	429
Other accrued expenses	25,586	35,042		24,436	29,091	22,045
TOTAL LIABILITIES	1,119,839	1,626,010		113,691	973,836	289,848
NET ASSETS	$69,092,094	$187,488,991		$33,025,896	$66,008,372	$16,907,249

SOURCE OF NET ASSETS
As of June 30, 2024, net assets consisted of:
Paid-in capital	$59,084,564	$76,740,079		$43,734,757	$69,223,229	$16,907,537
Accumulated earnings (deficits)	10,007,530	110,748,912		(10,708,861)	(3,214,857)	(288)
NET ASSETS	$69,092,094	$187,488,991		$33,025,896	$66,008,372	$16,907,249

NET ASSETS:
Class A Shares	$69,009,198	$187,132,002		$32,884,735	$65,520,603	$16,886,560
Class C Shares	$69,986	$334,482		$132,075	$475,594	$10,271
Institutional Shares	$12,910	$22,507		$9,086	$12,175	$10,418
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	7,982,947	5,799,827		3,851,773	6,500,861	933,297
Class C Shares	8,246	10,367		15,514	47,171	563
Institutional Shares	1,537	698		1,067	1,204	576
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$8.64	$32.27		$8.54	$10.08	$18.09
Class C Shares(b)	$8.49	$32.26		$8.51	$10.08	$18.25	(c)
Institutional Shares	$8.40	$32.25	(c)	$8.52	$10.11	$18.10	(c)
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.12	$34.06		$8.97	$10.58	$19.19
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%	5.75%

(a)	A contingent deferred sales charge of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A contingent deferred sales charge of 1.00% may be charged on shares held less than 13 months.
(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund

INVESTMENT INCOME
Dividends	$1,410,873	$1,318,144	$5,076	$587,694	$291,167
Foreign dividend taxes withheld	—	(1,582)	—	(7,205)	(382)
Interest	—	—	613,876	1,477,132	—
TOTAL INVESTMENT INCOME	1,410,873	1,316,562	618,952	2,057,621	290,785

EXPENSES
Investment advisory	343,626	822,948	101,736	207,972	75,825
Distribution (12b-1) - Class A Shares	106,098	254,031	25,330	86,063	19,518
Distribution (12b-1) - Class C Shares	527	1,528	654	2,311	49
Accounting and Administration	26,303	61,833	13,511	26,114	7,045
Registration	15,520	14,441	18,944	18,083	18,715
Auditing	13,025	13,025	13,025	13,025	14,026
Insurance	10,195	14,368	4,194	8,808	360
Transfer agent	9,450	12,890	3,353	11,856	1,346
Directors	7,957	15,706	3,792	7,380	1,036
Printing	7,062	12,450	4,557	8,070	3,946
Sub transfer agent	6,411	19,489	3,807	5,206	2,453
Custodian	3,949	7,878	2,477	2,601	3,912
Interest	3,625	5,103	2,149	16,717	—
Legal	3,377	8,437	1,637	3,333	1,053
Line of credit	2,078	5,311	1,030	2,087	498
Chief Compliance Officer	1,435	3,491	697	1,422	319
Pricing	778	1,341	12,447	9,207	322
Other	9,603	12,067	8,793	11,135	12,645
TOTAL EXPENSES	571,019	1,286,337	222,133	441,390	163,068
Fees waived by Adviser	—	—	(65,850)	(39,764)	(42,925)
NET EXPENSES	571,019	1,286,337	156,283	401,626	120,143
NET INVESTMENT INCOME	839,854	30,225	462,669	1,655,995	170,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	2,839,475	5,850,454	(212,900)	(188,973)	—
Net realized loss on foreign currency transactions	—	(2)	—	(275)	—
Net change in unrealized appreciation (depreciation) of investments	(4,236,826)	31,892,915	(186,584)	89,881	1,088,203
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,397,351)	37,743,367	(399,484)	(99,367)	1,088,203
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(557,497)	$37,773,592	$63,185	$1,556,628	$1,258,845

See accompanying notes which are an integral part of these financial statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

OPERATIONS
Net investment income	$839,854	$1,449,269	$30,225	$684,840
Net realized gain (loss) from investment and foreign currency transactions	2,839,475	4,803,436	5,850,452	4,409,233
Net change in unrealized appreciation (depreciation) of investments and foreign currenct transactions	(4,236,826)	806,560	31,892,915	25,800,058
Net increase (decrease) in net assets resulting from operations	(557,497)	7,059,265	37,773,592	30,894,131
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A Shares	(3,281,253)	(6,260,241)	(4,002,889)	(5,586,772)
Class C Shares	(3,047)	(13,807)	(6,187)	(10,280)
Institutional Shares	(640)	(1,038)	(507)	(675)
Return of capital:
Class A Shares	—	(929,346)	—	(2,095,341)
Class C Shares	—	(1,593)	—	(2,315)
Institutional Shares	—	(158)	—	(289)
Total distributions to shareholders	(3,284,940)	(7,206,183)	(4,009,583)	(7,695,672)
CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	3,158,087	6,697,171	15,717,661	23,592,723
Shares issued from reinvestment of distributions	2,294,508	5,122,972	2,881,758	5,644,409
Shares redeemed	(9,052,624)	(25,793,999)	(14,864,154)	(25,029,873)
Total Class A Shares	(3,600,029)	(13,973,856)	3,735,265	4,207,259
Class C Shares:
Shares sold	—	—	—	69,499
Shares issued from reinvestment of distributions	991	7,813	1,518	3,814
Shares redeemed	(106,882)	(5,000)	(33,240)	(110)
Total Class C Shares	(105,891)	2,813	(31,722)	73,203
Institutional Shares:
Shares sold	—	—	—	—
Shares issued from reinvestment of distributions	640	1,196	507	964
Total Institutional Shares	640	1,196	507	964
Increase (decrease) in net assets derived from capital share transactions	(3,705,280)	(13,969,847)	3,704,050	4,281,426
Total increase (decrease) in Net Assets	(7,547,717)	(14,116,765)	37,468,059	27,479,885
NET ASSETS
Beginning of period	76,639,811	90,756,576	150,020,932	122,541,047
End of period	$69,092,094	$76,639,811	$187,488,991	$150,020,932
SHARE TRANSACTIONS
Class A Shares:
Shares sold	359,015	727,486	527,269	958,692
Shares issued from reinvestment of distributions	265,568	561,715	89,301	219,285
Shares redeemed	(1,028,022)	(2,831,077)	(493,893)	(1,026,500)
Total Class A Shares	(403,439)	(1,541,876)	122,677	151,477
Class C Shares:
Shares sold	—	—	—	2,690
Shares issued from reinvestment of distributions	117	872	47	147
Shares redeemed	(12,066)	(554)	(1,266)	(5)
Total Class C Shares	(11,949)	318	(1,219)	2,832
Institutional Shares:
Shares sold	—	—	—	—
Shares issued from reinvestment of distributions	77	134	16	37
Total Institutional Shares	77	134	16	37

(a)	For the period January 31, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Utilities Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023(a)

$462,669	$732,375	$1,655,995	$3,824,310	$170,642	$208,634
(212,900)	(1,879,671)	(189,248)	68,626	—	(1)
(186,584)	2,735,962	89,881	1,150,390	1,088,203	(528,860)
63,185	1,588,666	1,556,628	5,043,326	1,258,845	(320,227)

(461,154)	(730,621)	(1,633,113)	(4,500,248)	(768,467)	(169,308)
(1,237)	(1,560)	(9,474)	(22,751)	(423)	(103)
(130)	(193)	(300)	(730)	(478)	(127)

—	—	—	—	—	(1,008,731)
—	—	—	—	—	(616)
—	—	—	—	—	(759)
(462,521)	(732,374)	(1,642,887)	(4,523,729)	(769,368)	(1,179,644)

800,531	1,694,668	3,071,689	9,385,322	2,511,938	15,559,166
293,304	463,737	904,645	2,545,056	517,147	788,414
(2,791,238)	(7,340,005)	(9,695,475)	(18,888,109)	(1,080,759)	(400,769)
(1,697,403)	(5,181,600)	(5,719,141)	(6,957,731)	1,948,326	15,946,811

660	2,160	25,000	23,997	—	10,000
1,025	1,256	7,842	18,586	423	719
(75)	(13,323)	(250)	(355)	—	—
1,610	(9,907)	32,592	42,228	423	10,719

—	—	—	—	—	10,000
130	193	300	730	478	886
130	193	300	730	478	10,886
(1,695,663)	(5,191,314)	(5,686,249)	(6,914,773)	1,949,227	15,968,416
(2,094,999)	(4,335,022)	(5,772,508)	(6,395,176)	2,438,704	14,468,545

35,120,895	39,455,917	71,780,880	78,176,056	14,468,545	—
$33,025,896	$35,120,895	$66,008,372	$71,780,880	$16,907,249	$14,468,545

93,718	199,095	303,340	926,415	137,579	805,386
34,323	54,599	89,636	252,632	28,587	43,980
(326,554)	(860,857)	(958,782)	(1,868,923)	(59,653)	(22,582)
(198,513)	(607,163)	(565,806)	(689,876)	106,513	826,784

78	257	2,475	2,411	—	500
120	148	777	1,846	23	40
(9)	(1,542)	(25)	(34)	—	—
189	(1,137)	3,227	4,223	23	540

—	—	—	—	—	500
16	22	30	72	27	49
16	22	30	72	27	549

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$9.12	$9.12	$13.90	$10.45	$11.96	$10.03

From Investment Operations:
Net investment income	0.12 [1]	0.16 [1]	0.14 [1]	0.08 [1]	0.15 [1]	0.09
Net realized and unrealized gain (loss) on investments	(0.17)	0.69	(4.07)	4.22	(0.81)	2.69
Total from investment operations	(0.05)	0.85	(3.93)	4.30	(0.66)	2.78

Less Distributions:
Distributions from net investment income	(0.43)	(0.16)	(0.17)	(0.14)	(0.11)	(0.09)
Distributions from net capital gains	—	(0.58)	(0.55)	(0.71)	(0.04)	(0.76)
Distributions from return of capital	—	(0.11)	(0.13)	—	(0.70)	—
Total distributions	(0.43)	(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net Asset Value, End of Period	$8.64	$9.12	$9.12	$13.90	$10.45	$11.96
Total Return[2]	(0.60)%[3]	9.53%	(28.46)%	42.03%	(5.13)%	28.06%

Ratios and Supplemental Data:
Net assets, end of period (000)	$69,009	$76,446	$90,567	$133,371	$82,609	$90,679
Ratio of net expenses to average net assets	1.61%[4,5]	1.60%[6]	1.54%	1.52%	1.59%	1.54%
Ratio of net investment income to average net assets	2.37%[4]	1.76%	1.28%	0.68%	1.05%	0.74%
Portfolio turnover rate	5%[3]	4%	16%	17%	18%	4%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.94	$8.96	$13.68	$10.26	$11.77	$9.90

From Investment Operations:
Net investment income	0.08 [1]	0.10 [1]	0.07 [1]	0.01 [1]	0.08 [1]	0.08
Net realized and unrealized gain (loss) on investments	(0.16)	0.67	(4.01)	4.14	(0.81)	2.57
Total from investment operations	(0.08)	0.77	(3.94)	4.15	(0.73)	2.65

Less Distributions:
Distributions from net investment income	(0.37)	(0.13)	(0.13)	(0.02)	(0.10)	(0.08)
Distributions from net capital gains	—	(0.58)	(0.55)	(0.71)	(0.04)	(0.70)
Distributions from return of capital	—	(0.08)	(0.10)	—	(0.64)	—
Total distributions	(0.37)	(0.79)	(0.78)	(0.73)	(0.78)	(0.78)

Net Asset Value, End of Period	$8.49	$8.94	$8.96	$13.68	$10.26	$11.77
Total Return[2]	(0.84)%[3]	8.75%	(28.98)%	41.07%	(5.85)%	27.15%

Ratios and Supplemental Data:
Net assets, end of period (000)	$70	$181	$178	$216	$222	$211
Ratio of net expenses to average net assets	2.31%[4,5]	2.30%[6]	2.25%	2.22%	2.29%	2.24%
Ratio of net investment income to average net assets	1.34%[4]	1.12%	0.62%	0.06%	0.41%	0.16%
Portfolio turnover rate	5%[3]	4%	16%	17%	18%	4%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$8.87	$8.90	$13.60	$10.24	$9.67

From Investment Operations:
Net investment income[2]	0.13	0.19	0.17	0.11	0.14
Net realized and unrealized gain (loss) on investments	(0.16)	0.66	(3.99)	4.14	1.31
Total from investment operations	(0.03)	0.85	(3.82)	4.25	1.45

Less Distributions:
Distributions from net investment income	(0.44)	(0.18)	(0.19)	(0.18)	(0.12)
Distributions from net capital gains	—	(0.58)	(0.55)	(0.71)	(0.04)
Distributions from return of capital	—	(0.12)	(0.14)	—	(0.72)
Total distributions	(0.44)	(0.88)	(0.88)	(0.89)	(0.88)

Net Asset Value, End of Period	$8.40	$8.87	$8.90	$13.60	$10.24
Total Return	(0.36)%[3]	9.77%	(28.26)%	42.39%	15.52%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$13	$13	$12	$16	$14
Ratio of net expenses to average net assets	1.31%[4,5]	1.30%[6]	1.24%	1.22%	1.29%[4]
Ratio of net investment income to average net assets	2.72%[4]	2.13%	1.59%	0.89%	1.53%[4]
Portfolio turnover rate	5%[3]	4%	16%	17%	18%[3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.
[6]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$26.37	$22.14	$29.57	$24.47	$22.53	$18.53

From Investment Operations:
Net investment income[1]	0.01	0.12	0.12	0.02	1.08	0.13
Net realized and unrealized gain (loss) on investments	6.59	5.51	(5.38)	7.05	2.26	5.27
Total from investment operations	6.60	5.63	(5.26)	7.07	3.34	5.40

Less Distributions:
Distributions from net investment income	(0.70)	(0.11)	(0.10)	(0.01)	(0.17)	(0.13)
Distributions from net capital gains	—	(0.90)	(1.97)	(1.79)	(0.90)	(0.80)
Distributions from return of capital	—	(0.39)	(0.10)	(0.17)	(0.33)	(0.47)
Total distributions	(0.70)	(1.40)	(2.17)	(1.97)	(1.40)	(1.40)

Net Asset Value, End of Period	$32.27	$26.37	$22.14	$29.57	$24.47	$22.53
Total Return[2]	25.03%[3]	25.67%	(17.70)%	29.27%	15.49%	29.54%

Ratios and Supplemental Data:
Net assets, end of period (000)	$187,132	$149,697	$122,333	$157,478	$128,680	$113,819
Ratio of net expenses to average net assets	1.51%[4,5]	1.53%[5]	1.51%	1.50%	1.53%	1.52%
Ratio of net investment income to average net assets	0.04%[4]	0.51%	0.48%	0.06%	0.82%	0.60%
Portfolio turnover rate	5%[3]	5%	10%	11%	15%	8%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA LARGE CAP VALUE FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$26.38	$22.17	$29.56	$24.48	$22.59	$18.52

From Investment Operations:
Net investment (loss) income[1]	(0.09)	(0.05)	(0.06)	(0.18)	0.88	(0.02)
Net realized and unrealized gain (loss) on investments	6.57	5.50	(5.36)	7.05	2.30	5.26
Total from investment operations	6.48	5.45	(5.42)	6.87	3.18	5.24

Less Distributions:
Distributions from net investment income	(0.60)	(0.08)	—	—	(0.13)	(0.08)
Distributions from net capital gains	—	(0.90)	(1.97)	(1.79)	(0.90)	(0.80)
Distributions from return of capital	—	(0.26)	—	—	(0.26)	(0.29)
Total distributions	(0.60)	(1.24)	(1.97)	(1.79)	(1.29)	(1.17)

Net Asset Value, End of Period	$32.26	$26.38	$22.17	$29.56	$24.48	$22.59
Total Return[2]	24.56%[3]	24.80%	(18.29)%	28.37%	14.70%	28.59%

Ratios and Supplemental Data:
Net assets, end of period (000)	$334	$306	$194	$308	$263	$40
Ratio of net expenses to average net assets	2.21%[4,5]	2.23%[5]	2.21%	2.20%	2.23%	2.22%
Ratio of net investment loss to average net assets	(0.66)%[4]	(0.18)%	(0.24)%	(0.64)%	(0.09)%	(0.10)%
Portfolio turnover rate	5%[3]	5%	10%	11%	15%	8%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$26.35	$22.12	$29.56	$24.46	$19.57

From Investment Operations:
Net investment income[2]	0.06	0.20	0.20	0.10	1.02
Net realized and unrealized gain (loss) on investments	6.58	5.50	(5.39)	7.06	5.34
Total from investment operations	6.64	5.70	(5.19)	7.16	6.36

Less Distributions:
Distributions from net investment income	(0.74)	(0.13)	(0.15)	(0.02)	(0.19)
Distributions from net capital gains	—	(0.90)	(1.97)	(1.79)	(0.90)
Distributions from return of capital	—	(0.44)	(0.13)	(0.25)	(0.38)
Total distributions	(0.74)	(1.47)	(2.25)	(2.06)	(1.47)

Net Asset Value, End of Period	$32.25	$26.35	$22.12	$29.56	$24.46
Total Return	25.21%[3]	26.05%	(17.48)%	29.64%	33.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$23	$18	$14	$17	$13
Ratio of net expenses to average net assets	1.21%[4,5]	1.23%[5]	1.21%	1.20%	1.23%[4]
Ratio of net investment income to average net assets	0.34%[4]	0.80%	0.78%	0.36%	0.80%[4]
Portfolio turnover rate	5%[3]	5%	10%	11%	15%[3]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.64	$8.44	$9.44	$9.54	$9.45	$9.26

From Investment Operations:
Net investment income	0.12	0.17	0.17	0.18	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.10)	0.20	(1.00)	(0.10)	0.09	0.19
Total from investment operations	0.02	0.37	(0.83)	0.08	0.33	0.46

Less Distributions:
Distributions from net investment income	(0.12)	(0.17)	(0.17)	(0.18)	(0.24)	(0.27)
Total distributions	(0.12)	(0.17)	(0.17)	(0.18)	(0.24)	(0.27)

Net Asset Value, End of Period	$8.54	$8.64	$8.44	$9.44	$9.54	$9.45
Total Return[1]	0.20%[2]	4.48%	(8.87)%	0.88%	3.56%	5.06%

Ratios and Supplemental Data:
Net assets, end of period (000)	$32,885	$34,980	$39,309	$62,397	$70,947	$69,002
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.31%[3,4]	1.26%[5]	1.19%	1.10%	1.11%	1.13%[5]
After expense waiver or recoupment	0.92%[3,4]	0.92%[5]	0.92%	0.90%	0.90%	0.92%[5]
Ratio of net investment income to average net assets	2.73%[3]	2.03%	1.90%	1.94%	2.55%	2.92%
Portfolio turnover rate	4%[2]	24%	—%	11%	18%	6%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.61	$8.42	$9.42	$9.52	$9.43	$9.23

From Investment Operations:
Net investment income	0.08	0.10	0.09	0.10	0.16	0.19
Net realized and unrealized gain (loss) on investments	(0.10)	0.19	(1.00)	(0.10)	0.09	0.20
Total from investment operations	(0.02)	0.29	(0.91)	—	0.25	0.39

Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.09)	(0.10)	(0.16)	(0.19)
Total distributions	(0.08)	(0.10)	(0.09)	(0.10)	(0.16)	(0.19)

Net Asset Value, End of Period	$8.51	$8.61	$8.42	$9.42	$9.52	$9.43
Total Return[1]	(0.23)%[2]	3.49%	(9.66)%	0.03%	2.70%	4.30%

Ratios and Supplemental Data:
Net assets, end of period (000)	$132	$132	$139	$153	$333	$335
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.16%[3,4]	2.11%[5]	2.04%	1.95%	1.96%	1.98%[5]
After expense waiver or recoupment	1.77%[3,4]	1.77%[5]	1.77%	1.75%	1.75%	1.77%[5]
Ratio of net investment income to average net assets	1.89%[3]	1.19%	1.06%	1.11%	1.71%	2.03%
Portfolio turnover rate	4%[2]	24%	—%	11%	18%	6%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$8.62	$8.42	$9.42	$9.52	$9.28

From Investment Operations:
Net investment income	0.12	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.10)	0.20	(1.00)	(0.10)	0.24
Total from investment operations	0.02	0.39	(0.82)	0.10	0.40

Less Distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.18)	(0.20)	(0.16)
Total distributions	(0.12)	(0.19)	(0.18)	(0.20)	(0.16)

Net Asset Value, End of Period	$8.52	$8.62	$8.42	$9.42	$9.52
Total Return	0.27%[2]	4.64%	(8.75)%	1.03%	4.37%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$9	$9	$9	$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.16%[3,4]	1.11%[5]	1.04%	0.95%	0.96%[3]
After expense waiver or recoupment	0.77%[3,4]	0.77%[5]	0.77%	0.75%	0.75%[3]
Ratio of net investment income to average net assets	2.89%[3]	2.19%	2.06%	2.08%	2.60%[3]
Portfolio turnover rate	4%[2]	24%	—%	11%	18%[2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.09	$10.03	$12.39	$12.44	$12.21	$11.42

From Investment Operations:
Net investment income	0.24	0.52	0.44	0.50	0.44	0.44
Net realized and unrealized gain (loss) on investments	(0.01)	0.16	(1.99)	0.06	0.26	0.87
Total from investment operations	0.23	0.68	(1.55)	0.56	0.70	1.31

Less Distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.43)	(0.46)	(0.43)	(0.39)
Distributions from net capital gains	—	(0.14)	(0.38)	(0.15)	(0.04)	(0.07)
Distributions from return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.24)	(0.62)	(0.81)	(0.61)	(0.47)	(0.52)

Net Asset Value, End of Period	$10.08	$10.09	$10.03	$12.39	$12.44	$12.21
Total Return[1]	2.31%[2]	6.94%	(12.69)%	4.59%	5.95%	11.64%

Ratios and Supplemental Data:
Net assets, end of period (000)	$65,521	$71,325	$77,767	$119,137	$135,162	$132,166
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.27%[3,4]	1.24%[5]	1.18%	1.14%[4]	1.15%	1.14%[6]
After expense waiver or recoupment	1.15%[3,4]	1.14%[5]	1.12%	1.11%[4]	1.10%	1.11%[6]
Ratio of net investment income to average net assets	4.78%[3]	5.10%	3.83%	3.98%	3.70%	3.74%
Portfolio turnover rate	—%[2]	2%	1%	4%	20%	3%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.05%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA INCOME FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31
	(Unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$10.10	$10.03	$12.39	$12.45	$12.22	$11.43

From Investment Operations:
Net investment income	0.20	0.44	0.35	0.40	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.02)	0.18	(1.98)	0.06	0.25	0.84
Total from investment operations	0.18	0.62	(1.63)	0.46	0.61	1.22

Less Distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.35)	(0.37)	(0.34)	(0.32)
Distributions from net capital gains	—	(0.14)	(0.38)	(0.15)	(0.04)	(0.07)
Distributions from return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.20)	(0.55)	(0.73)	(0.52)	(0.38)	(0.43)

Net Asset Value, End of Period	$10.08	$10.10	$10.03	$12.39	$12.45	$12.22
Total Return[1]	1.84%[2]	6.25%	(13.34)%	3.72%	5.18%	10.79%

Ratios and Supplemental Data:
Net assets, end of period (000)	$476	$444	$398	$437	$465	$422
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.02%[3,4]	1.99%[5]	1.93%	1.89%[4]	1.90%	1.89%[6]
After expense waiver or recoupment	1.91%[3,4]	1.89%[5]	1.87%	1.86%[4]	1.85%	1.86%[6]
Ratio of net investment income to average net assets	4.06%[3]	4.36%	3.12%	3.23%	2.92%	2.97%
Portfolio turnover rate	—%[2]	2%	1%	4%	20%	3%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.05%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Year Ended December 31			For the Period Ended December 31,
	(Unaudited)	2023	2022	2021	2020[1]

Net Asset Value, Beginning of Period	$10.13	$10.06	$12.43	$12.48	$11.66

From Investment Operations:
Net investment income	0.25	0.54	0.46	0.53	0.31
Net realized and unrealized gain (loss) on investments	(0.02)	0.18	(1.99)	0.07	0.83
Total from investment operations	0.23	0.72	(1.53)	0.59	1.14

Less Distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.46)	(0.50)	(0.28)
Distributions from net capital gains	—	(0.14)	(0.38)	(0.15)	(0.04)
Total distributions	(0.25)	(0.65)	(0.84)	(0.65)	(0.32)

Net Asset Value, End of Period	$10.11	$10.13	$10.06	$12.43	$12.48
Total Return	2.33%[2]	7.30%	(12.51)%	4.83%	9.89%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$12	$12	$11	$13	$12
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.02%[3,4]	0.99%[5]	0.93%	0.89%[6]	0.90%[3]
After expense waiver or recoupment	0.91%[3,4]	0.89%[5]	0.87%	0.86%[6]	0.85%[3]
Ratio of net investment income to average net assets	5.02%[3]	5.34%	4.10%	4.21%	3.80%[3]
Portfolio turnover rate	—%[2]	2%	1%	4%	20%[2]

[1]	For the period May 1, 2020 (commencement of operations) to December 31, 2020.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.05%.
[5]	Includes interest expense of 0.03%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA UTILITIES FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Period Ended December 31, 2023[1]
	(Unaudited)

Net Asset Value, Beginning of Period	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.20	0.39
Net realized and unrealized gain (loss) on investments	1.26	(1.21)
Total from investment operations	1.46	(0.82)

Less Distributions:
Distributions from net investment income	(0.85)	(0.24)
Distributions from return of capital	—	(1.46)
Total distributions	(0.85)	(1.70)

Net Asset Value, End of Period	$18.09	$17.48
Total Return[3,4]	8.35%	(4.16)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$16,887	$14,449
Ratio of expenses to average net assets:
Before expense waiver or recoupment[5]	2.09%	2.56%
After expense waiver or recoupment[5]	1.54%	1.53%
Ratio of net investment income to average net assets[5]	2.18%	2.29%
Portfolio turnover rate[4]	—%	—%

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect sales load.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
CLASS C SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Period Ended December 31, 2023[1]
	(Unaudited)

Net Asset Value, Beginning of Period	$17.63	$20.00

From Investment Operations:
Net investment income[2]	0.15	0.29
Net realized and unrealized gain (loss) on investments	1.25	(1.25)
Total from investment operations	1.40	(0.96)

Less Distributions:
Distributions from net investment income	(0.78)	(0.20)
Distributions from return of capital	—	(1.21)
Total distributions	(0.78)	(1.41)

Net Asset Value, End of Period	$18.25	$17.63
Total Return[3,4]	7.96%	(4.85)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$10	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment[5]	2.83%	4.90%
After expense waiver or recoupment[5]	2.29%	2.28%
Ratio of net investment income to average net assets[5]	1.43%	1.71%
Portfolio turnover rate[4]	—%	—%

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect contingent deferred sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

43

SPIRIT OF AMERICA UTILITIES FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2024	For the Period Ended December 31, 2023[1]
	(Unaudited)

Net Asset Value, Beginning of Period	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.25	0.47
Net realized and unrealized gain (loss) on investments	1.24	(1.26)
Total from investment operations	1.49	(0.79)

Less Distributions:
Distributions from net investment income	(0.87)	(0.25)
Distributions from return of capital	—	(1.48)
Total distributions	(0.87)	(1.73)

Net Asset Value, End of Period	$18.10	$17.48
Total Return[3]	8.53%	(4.00)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$10	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment[4]	1.83%	3.90%
After expense waiver or recoupment[4]	1.28%	1.28%
Ratio of net investment income to average net assets[4]	2.43%	2.71%
Portfolio turnover rate[3]	—%	—%

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS   |   JUNE 30, 2024 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Income and Growth Fund”) commenced operations on January 9, 1998. The Real Estate Income and Growth Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) commenced operations on August 1, 2002. The Large Cap Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”) commenced operations on February 29, 2008. The Municipal Tax Free Bond Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Utilities Fund (the “Utilities Fund”) commenced operations on January 31, 2023. The Utilities Fund seeks current income and capital appreciation by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies.

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.25% for the Real Estate Income and Growth Fund and Large Cap Value Fund, 4.75% for the Municipal Tax Free Bond Fund and Income Fund, and 5.75% for the Utilities Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

45

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designated Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2024 is as follows:

	Value Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Income and Growth Fund
Assets:
Common Stocks[1]	$66,388,168	$—	$—	$66,388,168
Preferred Stocks[1]	1,893,977	—	—	1,893,977
Money Market Funds	473,738	—	—	473,738
Total	$68,755,883	$—	$—	$68,755,883

Large Cap Value Fund
Assets:
Common Stocks[1]	$187,551,317	$—	$—	$187,551,317
Preferred Stocks[1]	992,638	—	—	992,638
Money Market Funds	386,715	—	—	386,715
Total	$188,930,670	$—	$—	$188,930,670

Municipal Tax Free Bond Fund
Assets:
Municipal Bonds	$—	$32,161,050	$—	$32,161,050
Money Market Funds	566,648	—	—	566,648
Total	$566,648	$32,161,050	$—	$32,727,698

46	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

	Value Inputs
	Level 1	Level 2	Level 3	Total
Income Fund
Assets:
Common Stocks[1]	$6,062,019	$—	$—	$6,062,019
Preferred Stocks[1]	11,708,498	—	—	11,708,498
Collateralized Mortgage Obligations	—	48,503	—	48,503
Corporate Bonds	—	7,032,584	347,419	7,380,003
Municipal Bonds	—	40,835,713	—	40,835,713
Total	$17,770,517	$47,916,800	$347,419	$66,034,736

Utilities Fund
Assets:
Common Stocks[1]	$16,448,602	$—	$—	$16,448,602
Preferred Stocks[1]	140,220	—	—	140,220
Money Market Funds	541,453	—	—	541,453
Total	$17,130,275	$—	$—	$17,130,275

[1]	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, Spirit of America Management Corp. shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of a Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2024:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value June 30, 2024	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$347,419	Comparable Security Analysis	Discount for Lack of Marketability	10%[1]

[1]	Significant changes in this range would result in a significantly higher or lower fair value measurement.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2023	Amortization/ Accretion	Change in Unrealized Depreciation	Balance as of June 30, 2024
Corporate Bonds	$360,305	$(304)	$(12,582)	$347,419

47

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. The Real Estate Income and Growth Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $0.85 per share. The Large Cap Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Utilities Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31. For the Income Fund and Municipal Tax Free Bond Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all of the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Real Estate Income and Growth Fund and Large Cap Value Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in their distributions to their shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

F. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Income and Growth Fund and Large Cap Value Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds did not use derivatives for the six months ended June 30, 2024.

48	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2024, excluding short-term investments and U.S. government obligations, were as follows:

Fund	Purchases	Sales
Real Estate Income and Growth Fund	$3,526,612	$10,648,967
Large Cap Value Fund	8,387,333	8,424,141
Municipal Tax Free Bond Fund	1,409,890	3,444,558
Income Fund	—	5,353,148
Utilities Fund	1,968,565	—

There were no purchases or sales of long-term U.S. Government Obligations during the six months ended June 30, 2024.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Income and Growth Fund	0.97%	$343,626
Large Cap Value Fund	0.97%	822,948
Municipal Tax Free Bond Fund	0.60%	101,736
Income Fund	0.60%	207,972
Utilities Fund	0.97%	75,825

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the Real Estate Income and Growth Fund, Large Cap Value Fund, Municipal Tax Free Bond Fund and Income Fund (based on average daily net assets) through April 30, 2025 and the Utilities Fund through May 1, 2025 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the six months ended June 30, 2024, the Adviser waived advisory fees, as indicated:

Fund	Class A Shares	Class C Shares	Institutional Shares	Fees Recouped (Waived)
Municipal Tax Free Bond Fund	0.90%	1.75%	0.75%	$(65,850)
Income Fund	1.10%	1.85%	0.85%	(39,764)
Utilities Fund	1.53%	2.28%	1.28%	(42,925)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

49

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

Recoverable through	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
December 31, 2024	$58,536	$6,004	$—
December 31, 2025	128,720	57,831	—
December 31, 2026	121,624	81,736	93,577
June 30, 2027	65,850	39,764	42,925

The Funds’ Class A Shares and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A Shares and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2024, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A Shares		Class C Shares
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Income and Growth Fund	0.30%	$106,098	1.00%	$527
Large Cap Value Fund	0.30%	254,031	1.00%	1,528
Municipal Tax Free Bond Fund	0.15%	25,330	1.00%	654
Income Fund	0.25%	86,063	1.00%	2,311
Utilities Fund	0.25%	19,518	1.00%	49

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the six months ended June 30, 2024, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Income and Growth Fund	$147,565	$—
Large Cap Value Fund	751,915	319
Municipal Tax Free Bond Fund	36,116	—
Income Fund	141,067	—
Utilities Fund	101,789	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the six months ended June 30, 2024, the Funds were allocated $7,364 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Tax Free Bond Fund and Income Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for these Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

50	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that these Funds may invest in taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality (frequently called “junk bonds”).

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk of lower grade securities, which is the possibility that junk bonds may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Funds’ ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, a Fund may lose its entire investment in those securities.

The Real Estate Income and Growth Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Large Cap Value Fund and Utilities Fund may, at times, concentrate their investments in a particular sector, such as technology or utilities, if the Adviser believes stocks in that particular sector are performing more favorably. If the Funds invest a significant portion of their total assets in certain sectors, their investment portfolios will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange-traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2024, the Income Fund held illiquid restricted securities representing 3% of net assets, as listed below:

Issuer Description	Acquisition	Principal
Corporate Bonds	Date	Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042	7/12/2012	$400,000	$417,558	$347,419
MetLife Inc., 9.25%, 4/8/2038	6/4/2013	1,500,000	2,097,224	1,739,023

51

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2024, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)[1]	Cost Basis of Investments
Real Estate Income and Growth Fund	$13,976,104	$(4,362,963)	$9,613,141	$59,142,742
Large Cap Value Fund	110,171,113	(1,293,295)	108,877,818	80,052,852
Municipal Tax Free Bond Fund	82,133	(686,373)	(604,240)	33,331,938
Income Fund	3,070,808	(6,542,500)	(3,471,692)	68,764,460
Utilities Fund	1,381,415	(782,976)	598,439	16,531,836

[1]	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2023, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,450,009	$—	$4,825,077	$931,097	$7,206,183
Large Cap Value Fund	608,958	—	4,988,769	2,097,945	7,695,672
Municipal Tax Free Bond Fund	9,342	723,032	—	—	732,374
Income Fund	3,558,133	—	965,596	—	4,523,729
Utilities Fund	169,538	—	—	1,010,106	1,179,644

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2023, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Income and
Growth Fund	$—	$—	$—	$—	$13,849,967	$13,849,967
Large Cap Value Fund	—	—	—	—	76,984,903	76,984,903
Municipal Tax Free Bond Fund	3	—	—	(9,891,872)	(417,656)	(10,309,525)
Income Fund	—	61,804	371,172	—	(3,561,574)	(3,128,598)
Utilities Fund	—	—	—	(1)	(489,764)	(489,765)

At December 31, 2023, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Tax Free Bond Fund	$2,781,584	$7,110,288	$9,891,872
Utilities Fund	1	—	1

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

52	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   JUNE 30, 2024 (UNAUDITED)

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments expiring on May 15, 2025. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Spirit of America Funds’ daily market value. At June 30, 2024, the Income Fund had outstanding borrowings of $741,968. During the six months ended June 30, 2024, each Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
Total bank line of credit as of June 30, 2024	$5,000,000	$5,000,000	$3,302,590	$4,258,032	$1,690,725
Average borrowings during period	$71,887	$150,911	$48,947	$71,020	$—
Number of days outstanding[1]	29	26	16	87	—
Average interest rate during period	6.953%	6.955%	6.949%	6.952%	—
Highest balance drawn during period	$153,692	$530,722	$293,485	$375,465	$—
Highest balance interest rate	6.983%	6.983%	6.983%	6.983%	6.983%
Interest expense incurred	$3,625	$5,103	$2,149	$16,717	$—
Interest rate at June 30, 2024	6.957%	6.957%	6.957%	6.957%	6.957%

[1]	Number of days outstanding represents the total days during the six months ended June 30, 2024 that each Fund utilized the line of credit.

Note 10 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 11 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

53

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 14, 2024, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Utilities Fund (the “Utilities Fund”) (each a “Fund”; collectively, the “Funds”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of each Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire prepared on behalf of the Independent Directors and the responses thereto provided by the Adviser; (ii) comparative information on the investment performance of each Fund, relevant indices and Morningstar category peer funds in the form of reports generated by the Funds’ administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports provided by the Funds’ administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports provided by the Funds’ administrator; (v) the allocation of each Fund’s brokerage commissions, (vi) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics, in addition to the structure and responsibilities of the Adviser’s compliance department; (vii) the profitability of each Fund’s investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Adviser’s Form ADV; and (ix) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Independent Directors requested, reviewed and considered materials furnished by the Adviser and questioned certain personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and financial condition of the Adviser. Among other information, the Independent Directors requested and was provided information regarding:

●	The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waiver of fees and reimbursement of expenses at various times by the Adviser with respect to certain Funds under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

54	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

●	The profitability to the Adviser of managing, and to its affiliate of distributing, each Fund, and the methodology in allocating expenses to each Fund’s management.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement:

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for each Fund; regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to each Fund, and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed the Funds’ short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups. The Municipal Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024 was 1.47%, -1.24%, 0.45% and 2.02%, respectively, as compared to the median of its peer group of 2.90%, -0.81%, 1.07% and 1.97% for the same periods, respectively. The Income Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024 was 6.19%, 0.23%, 2.41% and 3.81%, respectively, as compared to the median of its peer group of 2.18%, -5.17%, 0.45% and 2.52% for the same periods, respectively. The Real Estate Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024 was 5.57%, 1.86%, 2.91% and 5.18%, respectively, as compared to the median of its peer group of 8.99%, 1.94%, 3.03% and 6.04% for the same periods, respectively. The Value Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024 was 36.60%, 13.62%, 15.71% and 11.62%, respectively, as compared to the median of its peer group of 28.01%, 10.01%, 13.43% and 10.87% for the same periods, respectively. The Utilities Fund’s performance for the 1-year period ended March 31, 2024 was 0.35% as compared to the median of its peer group of 1.06% for the same period.

The Board then determined that each Fund was delivering reasonable performance results, especially over the long-term, and that each Fund’s results were consistent with the investment strategies followed by each Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of March 31, 2024) provided by the Funds’ administrator, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for each Fund’s peer group category. The Municipal Fund had a management fee of 0.60% as compared to the median in its peer group of 0.42%. The Income Fund had a management fee of 0.60% as compared to the median in its peer group of 0.58%. The Real Estate Fund had a management fee of 0.97% as compared to the median in its peer group of 0.79%. The Value Fund had a management fee of 0.97% as compared to the median in its peer group of 0.70%. The Utilities Fund had a management fee of 0.97% as compared to the median in its peer group of 0.75%. The Directors considered favorably the current and historic willingness of the Adviser to limit the overall expense ratios of certain of the Funds, as appropriate. Noting that the fees paid by the Funds were higher than certain of the comparable funds and higher than the medians in the Funds’ peer groups, the Board nevertheless stated that the fees were still close enough to the medians in each case. The Board indicated that, although higher than the fees of certain other funds in their respective groups, in light of the investment advisory services provided by the Adviser to each of the Funds, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Funds through 2023. The Board reviewed profitability analyses prepared by the Adviser based on each Fund’s asset levels and considered the total profits of the Adviser from its relationship with each of the Funds on a fund-by-fund basis and for all funds that the Adviser manages in the aggregate. The Board

55

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes, and overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Funds and determined that the Adviser has devoted a large amount of its resources to the Funds throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability, if any, from its relationship with each Fund, and on an aggregate basis, was not excessive.

4. Extent of Economies of Scale as the Funds Grow.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. Due to the relatively small size of each Fund, however, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, noted that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board further noted, however, that the Adviser had provided enhancements in services to the Funds, without any increase in fees. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Funds’ assets increase.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser responding to the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors permit the Adviser to provide a high level of service to the Funds. In addition, the Board members took note of the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Funds, including the benefits received by the affiliated distributor, DLA. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Funds.

Conclusions. The Board members, including the Independent Directors, did not consider any one factor as all-important or all-controlling, instead, they viewed the aforementioned factors and other factors collectively in light of the Funds’ surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and concluded that the renewal of the Advisory Agreement was in the best interests of each Fund as well as its shareholders. Further, the Independent Directors concluded that the fees charged by the Adviser to each Fund for the services provided were not unreasonable and the profitability of the Adviser, on a Fund-by-Fund basis and an aggregate basis, was not excessive. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

56	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

57

Proxy Voting Information

The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.soafunds.com.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2024 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/3/2024

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	9/3/2024